Fair Value of Financial Assets and Liabilities - Schedule of Fair Value of Financial Assets and Liabilities Measured on a Recurring Basis (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Assets:
Total financial assets	$ 50,622	$ 10,710
Liabilities:
Derivative liability		36,567
Warrant liability		100
Total financial liabilities		36,667
Money Market Funds
Assets:
Short-term money market funds	50,622	10,710
Fair Value, Inputs, Level 1
Assets:
Total financial assets	50,622	10,710
Fair Value, Inputs, Level 1 | Money Market Funds
Assets:
Short-term money market funds	$ 50,622	10,710
Fair Value, Inputs, Level 3
Liabilities:
Derivative liability		36,567
Warrant liability		100
Total financial liabilities		$ 36,667